Issued capital (Details) - Schedule of ordinary shares movements during years - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Ordinary Shares Movements During Years Abstract
Number of shares, At start of year	1,068,411,224	748,654,489	581,897,040
Number of shares, Issues of new shares – placements	5,000,000		114,663,460
Number of shares, Issues of new shares – share based payments		2,952,619	5,750,000
Number of shares, Conversion of performance rights		30,303,593	11,916,668
Number of shares, Exercise of options	207,650,638	286,500,523	34,427,321
Number of shares, At end of year	1,292,334,028	1,068,411,224	748,654,489